Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exposure [Abstract]
Commercial and industrial	R$ 145,387,439	R$ 146,293,616	R$ 140,619,110
Real Estate Credit - construction	39,720,713	36,515,352	34,808,681
Individual loans	160,036,668	137,287,593	110,512,978
Leasing	R$ 2,111,840	R$ 1,836,629	R$ 1,888,444
Probability of default
Commercial and industrial	7.00%
Real Estate Credit - construction	3.00%
Individual loans	10.00%
Leasing	2.00%
Default loss
Commercial and industrial	40.00%
Real Estate Credit - construction	10.00%
Individual loans	64.00%
Leasing	41.00%